EMPLOYEE BENEFITS AND PAYROLL ACCRUALS	12 Months Ended
Dec. 31, 2016
Employee-related Liabilities [Abstract]
EMPLOYEE BENEFITS AND PAYROLL ACCRUALS
NOTE 6   -   EMPLOYEE BENEFITS AND PAYROLL ACCRUALS

A.	Composition:

	December 31,
	2 0 1 6	2 0 1 5
Short-term employee benefits:
Benefits for vacation and recreation pay	210	275
Liability for payroll, bonuses and wages	518	963
	728	1,238

B.	Post-employment Benefits

Pursuant to Israel's Severance Pay Law, Israeli employees are entitled to severance pay equal to one month's salary for each year of employment, or a portion thereof. All of the Company's employees elected to be included under Section 14 of the Severance Pay Law, 1963 ("Section 14"). According to Section 14, employees are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments in accordance with Section 14 release the Company from any future severance payments (under the above Israeli Severance Pay Law) in respect of those employees; therefore, related assets and liabilities are not presented in the balance sheet.

C.	Short-term employee benefits

(1)	Paid vacation days

In accordance with the Yearly Vacation Law-1951 (the "Vacation Law"), the Company's employees are entitled to a number of paid vacation days for each year of employment. In accordance with the Vacation Law and its appendix, and as determined in the agreement between the Company and the employees, the number of vacation days per year to which each employee is entitled is based on the seniority of the employee.

The employee may use vacation days based on his or her needs and with the Company's consent, and to accrue the remainder of unused vacation days, subject to the provision of the Vacation Law. The vacation days utilized first are those credited for the current year and subsequently from any balance transferred from the prior year (on a "LIFO" basis). An employee who ceased working before utilizing the balance of vacation days accrued is entitled to payment for the balance of unutilized vacation days.

(2)	Related parties

For information regarding short-term employee liabilities given to related parties, see Note 16.